LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Feb. 28, 2021
Schedule of Investments [Line Items]
Held-to-maturity investments	$ 62,011	$ 32,725
Total	414,487	667,636
BabyTree
Schedule of Investments [Line Items]
Equity securities with readily determinable fair values	14,606	23,467
Xiamen Meiyou Information and Technology Co., Ltd. ("Xiamen Meiyou")
Schedule of Investments [Line Items]
Equity securities without readily determinable fair values	52,158	50,832
Other investments
Schedule of Investments [Line Items]
Equity securities with readily determinable fair values	2,117
Equity securities without readily determinable fair values	52,126	91,145
Fair value option investment	17,419
Available-for-sale investments	74,708	153,507
Long term Investment In Third party technology Company
Schedule of Investments [Line Items]
Equity method investments	79,700	100,018
Fair value option investment	316	7,661
Changing
Schedule of Investments [Line Items]
Available-for-sale investments		148,955
Ximalaya Inc
Schedule of Investments [Line Items]
Available-for-sale investments	$ 59,326	$ 59,326